Foreign currency assets and liabilities (Details) $ in Millions		Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)
Assets
Total assets		$ 112,039	$ 72,843
Liabilities
Total liabilities		241,368	161,470
Trade And Other Payables [Member]
Liabilities
Total liabilities		21,469	25,958
Borrowings [Member]
Liabilities
Total liabilities		219,375	135,180
Total [Member]
Assets
Total trade and other receivables		3,663	1,914
Total restricted assets			41
Total investments in financial assets		3,852	1,038
Total derivative financial instruments		43	31
Total cash and cash equivalents		8,124	5,436
Total assets		15,682	8,460
Liabilities
Total trade and other payables		3,287	1,319
Total borrowings		35,928	21,328
Total derivative financial instruments		11
Total liabilities		39,204	22,647
Restricted Assets [Member]
Assets
Total assets		6,426	1,069
Trade And Other Receivables [Member]
Assets
Total assets		27,174	24,128
Derivative Financial Instruments [Member] | USD
Liabilities
Amount	[1]	$ 0
Exchange rate	[2]	28.85
Derivative Financial Liabilities		$ (11)
Derivative Financial Instruments [Member] | USD | Trade And Other Payables [Member]
Liabilities
Amount	[1]	$ 111	$ 78
Exchange rate	[2]	28.85	16.53
Derivative Financial Liabilities		$ 3,198	$ 1,300
Derivative Financial Instruments [Member] | USD | Borrowings [Member]
Liabilities
Amount	[1]	$ 1,245	$ 1,283
Exchange rate	[2]	28.85	16.63
Derivative Financial Liabilities		$ 35,928	$ 21,328
Derivative Financial Instruments [Member] | Chilean Pesos | Trade And Other Payables [Member]
Liabilities
Amount	[1]	$ 23
Exchange rate	[2]	0.04
Derivative Financial Liabilities		$ 1
Derivative Financial Instruments [Member] | Euros | Trade And Other Payables [Member]
Liabilities
Amount	[1]	$ 3	$ 1
Exchange rate	[2]	33.73	19.00
Derivative Financial Liabilities		$ 88	$ 19
Derivative Financial Instruments [Member] | Restricted Assets [Member] | USD
Assets
Amount	[1]		$ 2
Exchange rate	[2]		16.530
Derivative Financial Assets			$ 41
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | Chilean Pesos
Assets
Amount	[1]	$ 91
Exchange rate	[2]	0.04
Derivative Financial Assets		$ 4
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | Euros
Assets
Amount	[1]	$ 5	$ 9
Exchange rate	[2]	33.54	18.85
Derivative Financial Assets		$ 178	$ 172
Derivative Financial Instruments [Member] | Trade and other receivable [Member] | USD
Assets
Amount	[1]	$ 74	$ 60
Exchange rate	[2]	28.75	16.53
Derivative Financial Assets		$ 2,115	$ 995
Derivative Financial Instruments [Member] | Trade and other receivable with related parties [member]Trade and other receivable with related parties [member] | USD
Assets
Amount	[1]	$ 48	$ 45
Exchange rate	[2]	28.75	16.53
Derivative Financial Assets		$ 1,366	$ 747
Derivative Financial Instruments [Member] | Investments In Financial Assets [member] | USD
Assets
Amount	[1]	$ 133	$ 62
Exchange rate	[2]	28.75	16.53
Derivative Financial Assets		$ 3,813	$ 1,020
Derivative Financial Instruments [Member] | Investments In Financial Assets [member] | Pounds
Assets
Amount	[1]	$ 1	$ 1
Exchange rate	[2]	37.90	21.49
Derivative Financial Assets		$ 39	$ 18
Derivative Financial Instruments [Member] | Derivative financial instruments [member] | USD
Assets
Amount	[1]	$ 1	$ 2
Exchange rate	[2]	28.75	16.53
Derivative Financial Assets		$ 43	$ 31
Derivative Financial Instruments [Member] | Cash and cash equivalents [member] | USD
Assets
Amount	[1]	$ 280	$ 326
Exchange rate	[2]	28.75	16.53
Derivative Financial Assets		$ 8,057	$ 5,387
Derivative Financial Instruments [Member] | Cash and cash equivalents [member] | Chilean Pesos
Assets
Amount	[1]	$ 23
Exchange rate	[2]	0.04
Derivative Financial Assets		$ 1
Derivative Financial Instruments [Member] | Cash and cash equivalents [member] | Euros
Assets
Amount	[1]	$ 2	$ 3
Exchange rate	[2]	33.54	18.85
Derivative Financial Assets		$ 66	$ 49

[1]	Considering foreign currencies those that differ from each Group functional currency at each year-end.
[2]	Exchange rate as of June 30 of each year according to Banco Nacion Argentina records.